Retained earnings	12 Months Ended
Dec. 31, 2021
Retained Earnings Disclosure [Abstract]
Retained earnings
17	Retained earnings

	Note	December 31, 2020	December 31, 2021
		RMB	RMB

PRC statutory reserves	(i)	258,654,052	258,654,052
PRC surplus reserves	(ii)	161,631,825	164,653,757
Unreserved retained earnings		2,338,841,922	2,401,027,454

Total		2,759,127,799	2,824,335,263

(i)	With effect from July 1, 2012, pursuant to the “Administrative Measures on Accrual of Provisions by Financial Institutions” issued by the MOF in March 2012, the Group is required, in principle, to set aside a general reserve not lower than 1.5% of the ending balance of its gross risk-bearing assets.

(ii)	In accordance with the Company’s PRC subsidiaries’ articles of associate, the subsidiaries are required to appropriate 10% of their net incomes, upon approval by board of directors.